Right-of-use assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets
Opening amount	SFr 565,344	SFr 543,340
Additions	2,000	27,612
Depreciation charge	(320,415)	(359,474)
Effect of lease modifications	226,578	434,150
Disposals	(4,216)	(72,504)
Exchange differences	698	(7,780)
Closing amount	469,989	565,344
Cash outflow for leases	309,617	367,412
Research and development expense
Right-of-use assets
Depreciation charge	(253,166)	(291,107)
General and administration expense
Right-of-use assets
Depreciation charge	(67,249)	(68,367)
Cost
Right-of-use assets
Opening amount	1,182,506
Closing amount	1,387,413	1,182,506
Accumulated depreciation
Right-of-use assets
Opening amount	(617,162)
Closing amount	(917,424)	(617,162)
Properties
Right-of-use assets
Opening amount	543,890	496,126
Additions	2,000	27,612
Depreciation charge	(294,389)	(333,714)
Effect of lease modifications	208,902	434,150
Disposals	(4,216)	(72,504)
Exchange differences	698	(7,780)
Closing amount	456,885	543,890
Properties | Cost
Right-of-use assets
Opening amount	1,111,338
Closing amount	1,298,569	1,111,338
Properties | Accumulated depreciation
Right-of-use assets
Opening amount	(567,448)
Closing amount	(841,684)	(567,448)
Equipment
Right-of-use assets
Opening amount	21,454	47,214
Depreciation charge	(26,026)	(25,760)
Effect of lease modifications	17,676
Closing amount	13,104	21,454
Equipment | Cost
Right-of-use assets
Opening amount	71,168
Closing amount	88,844	71,168
Equipment | Accumulated depreciation
Right-of-use assets
Opening amount	(49,714)
Closing amount	SFr (75,740)	SFr (49,714)